Related Party Transactions - Narrative Part 3 (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 01, 2017	Sep. 30, 2019	Dec. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2009
Related Party Transaction [Line Items]
Selling, general and administrative expenses				$ 333,074	$ 422,249	$ 1,440,553	$ 1,667,174	$ 1,404,561
Meridian Lease Agreement
Related Party Transaction [Line Items]
Additional term of renewal option			1 year			1 year
Santa Fe Lease Agreement
Related Party Transaction [Line Items]
Additional term of renewal option			1 year			1 year	1 year
EchoStar
Related Party Transaction [Line Items]
Selling, general and administrative expenses				$ 3,000	$ 4,000
Dish Network
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.		90 days
Dish Network | EchoStar | 90 Inverness Lease Agreement
Related Party Transaction [Line Items]
Agreement Renewal Option Term	3 years
Dish Network | EchoStar | Professional Services Agreement
Related Party Transaction [Line Items]
Minimum notice period for termination of agreement									60 days
Minimum notice period for termination of a specific service									30 days
Agreement term									1 year